Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Condensed Statements of Comprehensive Income
(a)	Condensed statements of comprehensive income

	2021	2020	2019
	Million	Million	Million
Dividend income	63,176	61,401	53,475
Operating expenses	(71)	(70)	(70)
Interest and other income	9	17	38
Other gains	(56)	—	77

Profit before taxation	63,058	61,348	53,520
Taxation	—	(4)	(9)

PROFIT FOR THE YEAR	63,058	61,344	53,511
Other comprehensive income for the year, net of tax	—	—	—

TOTAL COMPREHENSIVE INCOME FOR THE YEAR	63,058	61,344	53,511

Condensed Balance Sheets
(b)	Condensed balance sheets

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Non-current assets	494,648	494,236
Current assets	55,939	2,183
Current liabilities	52,951	4,669
Non-current liabilities	—	—
NET ASSETS	497,636	491,750

TOTAL EQUITY	497,636	491,750

Condensed Statements of Cash Flows
(c)	Condensed statements of cash flows

	2021	2020	2019
	Million	Million	Million
Net cash used from operating activities	(98)	(96)	(156)

Net cash generated from investing activities	15,669	16,414	14,778

Net cash generated/(used) in financing activities	32,985	(16,288)	(14,532)

Net increase in cash and cash equivalents	48,556	30	90
Cash and cash equivalents at beginning of year	294	310	245
Effect of changes in foreign exchange rate	(55)	(46)	(25)

Cash and cash equivalents at end of year	48,795	294	310